Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Loans net of deferred origination fees, costs and unearned income	$ 6,800,000	$ 6,700,000
Overdrawn deposit account reclassified to loans	3,600,000	2,600,000
Partial charge-offs on impaired loans	103,800,000	53,600,000
Recorded investment, related to loans	52,700,000	162,300,000
Average balance of financing receivable, individually evaluated for impairment	214,000,000	210,400,000	184,700,000
Recognized net reversal to interest income		(1,300,000)	(1,300,000)
TDRs included in nonaccrual loan totals	100,400,000	80,700,000
TDRs included in accruing loan totals	28,700,000
Commitments to lend additional funds to borrowers whose terms had been modified in a TDR	4,000,000	434,000
Nonaccrual TDRs considered current	79,900,000	50,300,000
Specific reserves related to troubled debt restructuring	9,100,000	9,400,000
Other real estate owned	42,300,000	41,700,000
Recorded investment	187,135,000	250,933,000
New loan made to executive officers and directors	4,900,000	2,100,000
Repayment of loan	5,500,000	5,300,000
Park National Bank [Member]
Financing Receivable, Recorded Investment [Line Items]
Recognized net reversal to interest income		948,000,000	1,800,000
Vision Bank [Member]
Financing Receivable, Recorded Investment [Line Items]
Recognized net reversal to interest income		(2,200,000)	(3,100,000)
With No Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	83,700,000	12,000,000
With An Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	20,100,000	41,600,000
Allowance For Loans And Leases Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	15,900,000	66,900,000
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Modified consumer loans	19,600,000
Consumer [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment
Consumer [Member] | With An Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment	20,000
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Modified substandard commercial loans, total recorded investment	13,600,000
Executive Officers And Directors [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment	$ 53,000,000	$ 53,600,000